Statutory Financial Information and Dividend Limitations (Tables)	12 Months Ended
Dec. 31, 2018
Statutory Financial Information and Dividend Limitations [Abstract]
Statutory net income and capital and surplus

Statutory net income (loss) and capital and surplus of Allstate’s domestic insurance subsidiaries
	Net income (loss)			Capital and surplus
($ in millions)	2018	2017	2016	2018	2017
Amounts by major business type:
Property and casualty insurance	$2,939	$3,050	$1,520	$14,328	$14,903
Life insurance, annuities and voluntary accident and health insurance	465	327	197	3,819	3,727
Amount per statutory accounting practices	$3,404	$3,377	$1,717	$18,147	$18,630